Income Taxes	12 Months Ended
Dec. 31, 2014
INCOME TAXES [Abstract]
INCOME TAXES
NOTE 15: INCOME TAXES
As indicated in Note 2(u), the Company is a Marshall Islands corporation. However, the Company is subject to tax in Argentina, Brazil and Paraguay, jurisdictions where certain of its subsidiaries operate. The Company's operations in Panama and Uruguay are not taxed. The corporate income tax rate in Argentina, Brazil and Paraguay is 35%, 34% and 10%, respectively for the year ended December 31, 2014.
The components of income before income taxes in consolidated statements of income for the years ended December 31, 2014, 2013 and 2012 are as follows:

	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,
	2014	2013	2012
Argentina	$(1,661)	$(11,669)	$(10,524)
Paraguay	3,971	1,719	(13,168)
Uruguay	33,076	40,843	35,932
Panama	(18,731)	(18,707)	(12,719)
Marshall Islands	(33,424)	(6,312)	687
Others	(211)	(600)	3
Total (loss)/income before income taxes and noncontrolling interest	$(16,980)	$5,274	$211

Income tax benefit/(expense) is comprised of:

	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,
	2014	2013	2012
Current	$(626)	$559	$(316)
Deferred	1,183	442	2,250
Total Argentina	$557	$1,001	$1,934
Current	$(232)	$(658)	$(826)
Deferred	(49)	4,211	(1,143)
Total Paraguay	$(281)	$3,553	$(1,969)
Total income tax benefit/(expense)	$276	$4,554	$(35)

A reconciliation between the income tax expense resulting from applying the Marshall Islands, Panamanian or Uruguayan statutory income tax rate and the reported income tax expense has not been presented herein, as it would not provide any additional useful information to the users of these consolidated financial statements, as the Company's net income is subject to neither Marshall Islands, Panama nor Uruguay tax.
A reconciliation between the income tax expense resulting from applying the Brazilian or Paraguayan statutory income tax rate and the reported income tax expense has not been presented herein since these amounts are not material to the Company's consolidated financial statements.
Reconciliation of income tax benefit to taxes calculated based on Argentinean statutory tax rate is as follows:

	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,
	2014	2013	2012
Loss before income taxes and noncontrolling interest	$(1,661)	$(11,669)	$(10,524)
Statutory tax rate	35%	35%	35%
Income before taxes at the statutory tax rate	581	4,084	3,683
Permanent differences	(24)	(3,083)	(1,749)
Income tax benefit of the year	$557	$1,001	$1,934

The components of deferred income taxes included on the balance sheets were as follows:

	December 31	December 31
	2014	2013
Deferred income tax assets:
Future deductible differences	$2,271	$17
Tax loss carry-forward	—	2,013
Total deferred income tax assets	2,271	2,030
Deferred income tax liabilities:
Intangible assets	(9,198)	(10,186)
Property, plant and equipment, net	(5,281)	(5,348)
Other	(527)	(365)
Total deferred income tax liabilities	(15,006)	(15,899)
Net deferred income tax liabilities	$(12,735)	$(13,869)